Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Non-current financial assets	$ 43,996,852	$ 45,136,751
Held-to-maturity investments
Financial Instruments
Non-current financial assets	287,605	335,833
Other Financial Assets
Financial Instruments
Non-current financial assets	16,487	45,920
Available-for-sale financial assets
Financial Instruments
Non-current financial assets	43,692,760	44,754,998	$ 40,915,820
Available-for-sale financial assets | Warrants issued by UHI
Financial Instruments
Non-current financial assets	36,395,183	38,298,606	35,042,577
Available-for-sale financial assets | Available-for-sale investments
Financial Instruments
Non-current financial assets	$ 7,297,577	$ 6,456,392	$ 5,873,243